Share-based payments - Assumptions Used in the Valuation Model (Details) - Stock Options	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years
Expected volatility	32.00%
Risk free interest rate	3.00%
Dividend yield	0.00%
Weighted average exercise price	$ 52.38